Pension and other post-retirement benefits (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Plan assets measured at fair value on a recurring basis
End of the measurement period	17,919	17,233
Defined benefit pension plans | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	6,524	6,010
Defined benefit pension plans | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	9,255	9,287
Defined benefit pension plans | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,936	1,904
Transfers In	150	0
Transfers Out	(148)	(28)
On assets still held at reporting date	94	42
On assets sold during the period	7	6
Purchases, sales, settlements	118	31
Foreign currency translation impact	(17)	(19)
End of the measurement period	2,140	1,936
Defined benefit pension plans | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	71	90
Transfers In	1	0
Transfers Out	(1)	(28)
On assets still held at reporting date	5	9
On assets sold during the period	0	3
Purchases, sales, settlements	103	(3)
Foreign currency translation impact	(2)	0
End of the measurement period	177	71
Defined benefit pension plans | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,169	1,118
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	52	50
On assets sold during the period	0	0
Purchases, sales, settlements	0	3
Foreign currency translation impact	(2)	(2)
End of the measurement period	1,219	1,169
Defined benefit pension plans | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,078	1,034
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	45	44
On assets sold during the period	0	0
Purchases, sales, settlements	0	0
Foreign currency translation impact	0	0
End of the measurement period	1,123	1,078
Defined benefit pension plans | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	91	84
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	7	6
On assets sold during the period	0	0
Purchases, sales, settlements	0	3
Foreign currency translation impact	(2)	(2)
End of the measurement period	96	91
Defined benefit pension plans | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	696	696
Transfers In	149	0
Transfers Out	(147)	0
On assets still held at reporting date	37	(17)
On assets sold during the period	7	3
Purchases, sales, settlements	15	31
Foreign currency translation impact	(13)	(17)
End of the measurement period	744	696
Defined benefit pension plans | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	666	615
Transfers In	0	0
Transfers Out	(147)	0
On assets still held at reporting date	45	(18)
On assets sold during the period	1	2
Purchases, sales, settlements	47	82
Foreign currency translation impact	(5)	(15)
End of the measurement period	607	666
Defined benefit pension plans | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	30	81
Transfers In	2	0
Transfers Out	0	0
On assets still held at reporting date	(3)	1
On assets sold during the period	2	1
Purchases, sales, settlements	(27)	(51)
Foreign currency translation impact	(1)	(2)
End of the measurement period	3	30
Defined benefit pension plans | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
Transfers In	147
Transfers Out	0
On assets still held at reporting date	(5)
On assets sold during the period	4
Purchases, sales, settlements	(5)
Foreign currency translation impact	(7)
End of the measurement period	134
Defined benefit pension plans - Switzerland
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	14,340	13,604
Foreign currency translation impact	0	0
End of the measurement period	14,912	14,340
Defined benefit pension plans - Switzerland | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	3,393	4,031
Defined benefit pension plans - Switzerland | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,998	3,044
Defined benefit pension plans - Switzerland | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	395	987
Defined benefit pension plans - Switzerland | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,689	1,632
Defined benefit pension plans - Switzerland | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,123	1,078
Defined benefit pension plans - Switzerland | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	566	554
Defined benefit pension plans - Switzerland | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,915	2,570
Defined benefit pension plans - Switzerland | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	607	662
Defined benefit pension plans - Switzerland | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,086	1,668
Defined benefit pension plans - Switzerland | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	222	240
Defined benefit pension plans - Switzerland | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	5
Defined benefit pension plans - Switzerland | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	5,974	5,588
Defined benefit pension plans - Switzerland | Level 1 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	415	1,137
Defined benefit pension plans - Switzerland | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	20	178
Defined benefit pension plans - Switzerland | Level 1 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	395	959
Defined benefit pension plans - Switzerland | Level 1 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	7,076	7,010
Defined benefit pension plans - Switzerland | Level 2 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,978	2,894
Defined benefit pension plans - Switzerland | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,978	2,866
Defined benefit pension plans - Switzerland | Level 2 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	28
Defined benefit pension plans - Switzerland | Level 2 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	564	552
Defined benefit pension plans - Switzerland | Level 2 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	564	552
Defined benefit pension plans - Switzerland | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,178	1,908
Defined benefit pension plans - Switzerland | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,086	1,668
Defined benefit pension plans - Switzerland | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	92	240
Defined benefit pension plans - Switzerland | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	5
Defined benefit pension plans - Switzerland | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,742	1,640
Transfers In	147	0
Transfers Out	(147)	0
On assets still held at reporting date	87	27
On assets sold during the period	0	0
Purchases, sales, settlements	42	89
Exchange rate gains/(losses) on investments	(9)	(14)
End of the measurement period	1,862	1,742
Defined benefit pension plans - Switzerland | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,125	1,080
Defined benefit pension plans - Switzerland | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,123	1,078
Defined benefit pension plans - Switzerland | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	2	2
Defined benefit pension plans - Switzerland | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	737	662
Defined benefit pension plans - Switzerland | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	607	662
Defined benefit pension plans - Switzerland | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	130	0
Defined benefit pension plans - Switzerland | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,893	2,586
Foreign currency translation impact	(35)	18
End of the measurement period	3,007	2,893
Defined benefit pension plans - International | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,529	1,433
Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,164	1,191
Defined benefit pension plans - International | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	365	242
Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	94	89
Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	274	369
Defined benefit pension plans - International | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	4
Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	267	124
Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	7	241
Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	98	95
Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	550	422
Defined benefit pension plans - International | Level 1 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	335	234
Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	335	234
Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	(23)	0
Defined benefit pension plans - International | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	(23)	0
Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,179	2,277
Defined benefit pension plans - International | Level 2 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,017	1,128
Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	987	1,120
Defined benefit pension plans - International | Level 2 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	30	8
Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	290	335
Defined benefit pension plans - International | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	264	94
Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	26	241
Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	98	95
Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	194	264
Transfers In	3	0
Transfers Out	(1)	(28)
On assets still held at reporting date	7	15
On assets sold during the period	7	6
Purchases, sales, settlements	76	(58)
Foreign currency translation impact	(8)	(5)
End of the measurement period	278	194
Defined benefit pension plans - International | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	177	71
Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	177	71
Defined benefit pension plans - International | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	94	89
Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	7	34
Defined benefit pension plans - International | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	4
Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	3	30
Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	4	0
Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,893	2,586
Foreign currency translation impact	(35)	18
End of the measurement period	3,007	2,893
Bank | Defined benefit pension plans - International | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,529	1,433
Bank | Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,164	1,191
Bank | Defined benefit pension plans - International | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	365	242
Bank | Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	94	89
Bank | Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	274	369
Bank | Defined benefit pension plans - International | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	4
Bank | Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	267	124
Bank | Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	7	241
Bank | Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	98	95
Bank | Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
End of the measurement period	550	422
Bank | Defined benefit pension plans - International | Level 1 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	335	234
Bank | Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	335	234
Bank | Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	(23)	0
Bank | Defined benefit pension plans - International | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	(23)	0
Bank | Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
End of the measurement period	2,179	2,277
Bank | Defined benefit pension plans - International | Level 2 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	1,017	1,128
Bank | Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	987	1,120
Bank | Defined benefit pension plans - International | Level 2 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	30	8
Bank | Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	290	335
Bank | Defined benefit pension plans - International | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
End of the measurement period	264	94
Bank | Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
End of the measurement period	26	241
Bank | Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	98	95
Bank | Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	194	264
Transfers In	3	0
Transfers Out	(1)	(28)
On assets still held at reporting date	7	15
On assets sold during the period	7	6
Purchases, sales, settlements	76	(58)
Foreign currency translation impact	(8)	(5)
End of the measurement period	278	194
Bank | Defined benefit pension plans - International | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	177	71
Bank | Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	71	90
Transfers In	1	0
Transfers Out	(1)	(28)
On assets still held at reporting date	5	9
On assets sold during the period	0	3
Purchases, sales, settlements	103	(3)
Foreign currency translation impact	(2)	0
End of the measurement period	177	71
Bank | Defined benefit pension plans - International | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	89	84
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	7	6
On assets sold during the period	0	0
Purchases, sales, settlements	0	1
Foreign currency translation impact	(2)	(2)
End of the measurement period	94	89
Bank | Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	34	90
Transfers In	2	0
Transfers Out	0	0
On assets still held at reporting date	(5)	0
On assets sold during the period	7	3
Purchases, sales, settlements	(27)	(56)
Foreign currency translation impact	(4)	(3)
End of the measurement period	7	34
Bank | Defined benefit pension plans - International | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	4	9
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	(1)	(1)
On assets sold during the period	0	2
Purchases, sales, settlements	(3)	(6)
Foreign currency translation impact	0	0
End of the measurement period	0	4
Bank | Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	30	81
Transfers In	2	0
Transfers Out	0	0
On assets still held at reporting date	(4)	1
On assets sold during the period	3	1
Purchases, sales, settlements	(28)	(50)
Foreign currency translation impact	0	(3)
End of the measurement period	3	30
Bank | Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
Transfers In	0
Transfers Out	0
On assets still held at reporting date	0
On assets sold during the period	4
Purchases, sales, settlements	4
Foreign currency translation impact	(4)
End of the measurement period	4
Bank | Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
End of the measurement period	0	0